Debt (Senior Notes) (Detail) - Predecessor - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Gain on extinguishment of debt			$ 0	$ 31,590	$ 0
Grace periods to pay interest to avoid event of default	30 days
Senior Notes
Debt Instrument [Line Items]
Net amortization of discount (premium)			32	945	$ (268)
Senior note repurchase amount		$ 42,045		42,045
Debt instrument cash paid for repurchase		$ 9,995
Gain on extinguishment of debt				$ 31,590
Interest expense			$ 65,225